APPENDIX I   			United States
Securities and Exchange Commission
Washington DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end
of Form before preparing Form

1. Name and address of issuer
  OCC Accumulation Trust
  1345 Avenue of the Americas
  New York New York 10105

2. The name of each series or class
 of securities for which this Form
is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series of
classes x


3. Investment Company Act File Number 811-08512



Securities Act File Number  33-78944




4. (a)  Last day of fiscal year for
 which this Form is filed  December 31 2002



4. (b) X Check box if this Form is being filed late i.e. more than 90 calendar days after the end of the issuers fiscal year.
see Instruction A.2


Note  If the Form is being
 filed late interest must be
paid on the registration fee due.



4. (c)   Check box if this is the
last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of
 securities sold during the  fiscal year
pursuant to section 24(f)$228,854,118


II. Aggregate price of securities redeemed or Repurchased during the fiscal year.$(326,358,065)

III. Aggregate price of Securities
redeemed or repurchased
during any prior fiscal year ending
no earlier than
October 11, 1995 that were not
 previously used to reduce registration
 fees payable to the Commission
$(115,022,239)


IV. Total available redemption credits
(add Items (II) and (5(III)$(441,380,304)

V Net sales if Item 5IV is greater than Item 5I subtract Item 5(IV) from Item 5(I)$___________

VI. Redemption credits available
for use in future years$(212,526,186)
If Item 5(I) is less than Item 5(IV)
subtract Item
5(IV) from Item 5(I)

VII. Multiplier for determining
 registration fee (See	X.00008090
Instruction C.9.

VIII. Registration fee due multiply
Item 5(V) by Item	$_    -0-__
5(VII)(enter 0 if no fee is due)

6. Prepaid Shares

If the response to Item 5(I) was
determined by deducting an amount
of securities that were registered
 under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
 11 1997 then report the amount of securities
 (number of shares or units) deducted here_0____  .
 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here
_0______.


7  Interest due if this Form is being
filed more than 90 days after the end of the issuers fiscal year see instruction D

+$_________
8.Total of the amount of the registration
 fee due plus any interest due line
5(VIII) plus line 7


 $____-0-__


9. Date the registration fee and
any interest payment was sent to the
 Commissions lockbox
depository

Method of Delivery

     Wire Transfer

      Mail or other means
SIGNATURES



This report has been signed below
 by the following persons on behalf
 of the issuer and in the capacities
and on the dates indicated.


By (Signature and Title)
Lawrence Altadonna______
 _Assistant Treasurer__________


Date ____3-03-04__________

Please print the name and title
of the signing officer below the signature.